Document And Entity Information	3 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	AELUMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Pre-Effective Amendment No. 2 (this “Pre-Effective Amendment No. 2”) to the Registration Statement on Form S-1 (File No. 333-229179), initially filed on August 30, 2021 and amended on October 15, 2021 (collectively, the “Registration Statement”), is being filed to update certain disclosure in response to comments the Company received about the Registration Statement from the Securities and Exchange Commission.No additional securities are being registered under this Pre-Effective Amendment No. 2. All applicable registration fees were previously paid.
Entity Central Index Key	0001828805
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE